POSTRETIREMENT HEALTHCARE BENEFITS (Tables) (Postretirement Benefit Plans)	12 Months Ended
Dec. 30, 2012
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Change in benefit obligation

Change in Benefit Obligation	2011

Benefit obligation at beginning of year	$5,852
Interest cost	161
Amendment	(5,074)
Actuarial gain	(122)
Net benefits paid	(817)

Benefit obligation at end of year	$—

Components of net periodic benefit cost and other amounts recognized in other comprehensive losses

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Losses
Net Postretirement Benefit Cost	2011	2010

Interest cost	$161	$385
Amortization of prior service credits	(27,695)	(4,598)
Amortization of net actuarial losses	4,120	487

Total net periodic benefit cost	$(23,414)	$(3,726)

Other Changes in Benefit Obligation Recognized in Other Comprehensive Losses Before Tax
Net actuarial (gain) loss	$(122)	$95
Prior service credit	(5,074)	(2,465)
Prior service credit recognized	27,695	4,598
Net actuarial loss recognized	(4,120)	(487)

Total recognized in other comprehensive losses	$18,379	$1,741

Total recognized in net periodic benefit cost and other comprehensive losses	$(5,035)	$(1,985)